Summary Prospectus October 1, 2010
PNC Pennsylvania Tax Exempt Money Market Fund Class I – PFIXX Class T – PPTXX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.pncfunds.com/Forms_Literature/Prospectuses/default.fs. You may also obtain this information at no additional cost by calling 1-800-622-FUND (3863) or by sending an e-mail request to pncfundfulfillment@pnc.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
		Class I			Class T
Management Fees		0.20%			0.20%

Distribution (12b-1) Fees		None			None

Other Expenses		0.13%			0.23%

Shareholder Servicing Fees	None		0.10%

Other	0.13%		0.13%	[1]

Total Annual Fund Operating Expenses		0.33%			0.43%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$34	$106	$185	$418

Class T Shares	$44	$138	$241	$542

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from federal income tax and Pennsylvania personal income tax (“Pennsylvania municipal money market instruments”). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

High quality money market instruments are securities that present minimal credit risks as determined by the Adviser (as defined below) and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser. As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund maintains an average weighted maturity of 60 days or less and the Fund’s weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due. The value of an investment may decline if its issuer or the Fund’s counterparty defaults or if its credit quality deteriorates.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. For example, a Fund’s yield will tend to be lower when interest rates rise and higher when interest rates fall.

Single State Risk. The Fund’s focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if the assets were not so

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concentrated. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, events in Pennsylvania are likely to affect the Fund’s investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of multiple states.

Stable NAV Risk. A Fund’s ability to maintain a $1.00 per share net asset value (“NAV”) at all times could be affected by a sharp rise in interest rates causing the value of a Fund’s investments and its share price to drop, a drop in interest rates that reduces the Fund’s yield or the downgrading or default of any of the Fund’s holdings. The Securities and Exchange Commission (“SEC”) recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund’s yield potential.

Tax Risk. The Fund is subject to the risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws could cause the prices of tax-exempt securities to fall and/or could affect the tax-exempt status of the securities in which the Fund invests.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund’s Class I Shares. As with all mutual funds, the Fund’s past performance does not predict the Fund’s future performance. Performance information is not shown for Class T Shares because they have not commenced investment operations. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_356/Overview.fs or by calling 1-800-622-FUND (3863). The Fund’s 7-day yield as of December 31, 2009 was 0.10%. The Fund’s yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter	0.99%	(12/31/00)
Worst Quarter	0.02%	(12/31/09)

The Fund’s year-to-date total return for Class I Shares through June 30, 2010 was 0.03%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2009)

	1 Year	5 Years	10 Years
Class I Shares	0.16%	2.17%	2.00%

INVESTMENT ADVISER

PNC Capital Advisors, LLC (the “Adviser”) is the investment adviser to the Fund.

TAX INFORMATION

The Fund seeks to earn current income and pay dividends exempt from federal income tax and Pennsylvania personal income tax. Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, a portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax. Additionally, you may also receive taxable distributions attributable to the Fund’s sale of municipal bonds.

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) Fund shares by phone, mail, wire or online on each day that the New York Stock Exchange is open. Shares cannot be purchased by wire transactions on days when banks are closed.

By Phone, Wire or through a Systematic Plan: contact your financial intermediary or, if you hold your shares directly through the PNC Funds, you should contact the PNC Funds by phone at 1-800-622-FUND (3863).

By Mail: write to the PNC Funds c/o BNY Mellon Investment Servicing, P.O. Box 9795, Providence, Rhode Island 02940-9795.

By Internet: www.pncfunds.com.

Minimum Initial Investments:

•	There is no minimum initial investment amount.

Minimum Subsequent Investments:

•	There is no minimum subsequent investment amount.

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Payments to Broker Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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PNC Funds
P.O. Box 9795
Providence, RI 02940-9795

SUM-MMPAI-1010